Commitments and Contingencies 10-Q - A PARADISE ACQUISITION CORP. (Details)				3 Months Ended		12 Months Ended
	Nov. 26, 2025 vote $ / shares	Sep. 15, 2025	Jul. 31, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($) vote Day DEMAND $ / shares shares	Sep. 30, 2025 shares	Dec. 31, 2025 vote DEMAND $ / shares shares	Dec. 31, 2024 vote $ / shares	Mar. 26, 2024 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Feb. 17, 2023 $ / shares	Nov. 09, 2022 $ / shares
Other Commitments [Line Items]
Number of shares issued (in shares) | shares						1,394,201
Common stock, par value (in dollars per share)				$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 1	$ 1
Number of votes | vote				1		1
A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Number of demands security holders are entitled to | DEMAND						3
Founders shares, lock-up period				6 months		6 months
Exceeds price per share (in dollars per share)				$ 12		$ 12
Trading days				20 days		20 days
Over-allotment, option period | Day				45
Number of votes | vote				1			1
A PARADISE ACQUISITION CORP. | Class A Ordinary Shares
Other Commitments [Line Items]
Number of demands security holders are entitled to | DEMAND				3
A PARADISE ACQUISITION CORP. | Class B ordinary shares
Other Commitments [Line Items]
Exceeds price per share (in dollars per share)						$ 0.003
Percentage of voting power				95.00%
Stock conversion ratio	1	1
Common stock, par value (in dollars per share)	$ 0.0001			$ 0		$ 0	$ 0
Number of votes | vote	10			10
A PARADISE ACQUISITION CORP. | Class A ordinary shares
Other Commitments [Line Items]
Exceeds price per share (in dollars per share)				$ 12								$ 12
Number of shares issued (in shares) | shares				20,000,000		20,000,000
Stock conversion ratio	1
Common stock, par value (in dollars per share)	$ 0.0001			$ 0		$ 0	$ 0
A PARADISE ACQUISITION CORP. | BVI Acquiror Units
Other Commitments [Line Items]
Stock conversion ratio	1
Business combination | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Exceeds price per share (in dollars per share)			$ 10
Trading days				30 days		30 days
Business combination | A PARADISE ACQUISITION CORP. | Class B ordinary shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Business combination | A PARADISE ACQUISITION CORP. | Class A ordinary shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Over-allotment option
Other Commitments [Line Items]
Underwriting discount (as a percent)				2.00%
Over-allotment option | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Underwriting discount (as a percent)			2.00%
Underwriting discount per share (in dollars per share)			$ 0.4	$ 0.4
Percentage of gross proceeds			4.00%	4.00%
Underwriting discount | $			$ 4,000,000	$ 4,000,000
Discount invested, amount | $			2,000,000	2,000,000
Aggregate deferred underwriting fee | $			8,000,000	8,000,000
Aggregate underwriting deferred fee if exercised in full | $			$ 9,200,000	$ 9,200,000
Number of shares issued (in shares) | shares				3,000,000	3,000,000